Profit before tax (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		¥ 5,349	¥ 0	¥ 0
Chuzhou School [Member]
Percentage of voting equity interest transferred		100.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		¥ 381
Disposal group assets carrying value		1,412
Consideration paid (received)		¥ 1,793
Hailiang Kindergarten [Member]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	¥ 3,285
Disposal group assets carrying value	16,764
Consideration paid (received)	¥ 20,049
Tianma kindergarten [Member]
Percentage of voting equity interest transferred	100.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	¥ 1,683
Disposal group liabilities carrying value	17
Consideration paid (received)	¥ 1,666